OTHER INVESTMENTS (Table)	12 Months Ended
Jun. 30, 2020
Other Investments [abstract]
Investment in other entities

Amounts in R million	Shares held	% held	2020	2019

Listed investments (Fair value hierarchy Level 1):
West Wits Mining Limited ("WWM") [1]	47,812,500	5.1%	12.0	3.3

Total listed investments			12.0	3.3

Unlisted investments (Fair value hierarchy Level 3):
Rand Refinery Proprietary Limited ("Rand Refinery") [2]	44,438	11.3%	178.4	-
Rand Mutual Assurance Company Limited B Share Business Fund ("RMA") [2,3]	12,659	1.3%	4.7	-
Guardrisk Insurance Company Limited (Cell Captive A170) [2,4]	20	#	0.1	0.1
Chamber of Mines Building Company Proprietary Limited [2]	42,292	4.5%	0.1	0.1

Total unlisted investments			183.3	0.2

Balance at the end of the year			195.3	3.5

Dividends received on equity instruments at fair value through OCI (RMA)		6	(4.3)	-
Fair value adjustment on equity instruments at fair value through OCI			191.8	(5.9)
[1] Listed
[2] Unlisted
[3] The 1 "B Share Business Fund" share relates to all the businesses of the RMA Group that do not relate to the Compensation for Occupational Injuries and Diseases Act
[4] The shares held entitles the holder to 100% of the residual net equity of Cell Captive A 170 after settlement of the reimbursive right

Key observable/unobservable inputs into the model
Amounts in R million	Observable/unobservable input

Rand Refinery operations

Average gold price	Observable input	R852,098/kg
Average silver price	Observable input	R9,453/kg
Average South African CPI	Observable input	4.8%
Terminal growth rate	Unobservable input	5.0%
Weighted average cost of capital	Unobservable input	15.1%

Investment in Prestige Bullion

Discount period	Unobservable input	13 years
Cost of equity	Unobservable input	13.2%

Sensitivity analysis
		Input		% change in OCI, net of tax
Amounts in R million		Increase	Decrease	Increase	Decrease

Rand Refinery operations

Rand US Dollar exchange rate	Observable inputs	1%	(1%)	2.1%	(2.2%)
Commodity prices (Gold and silver)	Observable inputs	1%	(1%)	1.7%	(1.8%)
Volumes	Unobservable inputs	1%	(1%)	2.0%	(2.0%)
Weighted average cost of capital	Unobservable inputs	1%	(1%)	(1.7%)	2.0%
Minority discount	Unobservable inputs	1%	(1%)	(1.2%)	1.2%
Marketability discount	Unobservable inputs	1%	(1%)	(1.2%)	1.2%

Investment in Prestige Bullion
			=
Cost of equity	Unobservable inputs	1%	(1%)	(1.3%)	1.4%
Prestige Bullion dividend forecast	Unobservable inputs	1%	(1%)	0.4%	(0.4%)